Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2014	Nov. 13, 2015	Mar. 24, 2015	Jun. 30, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	INNOVUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001411879
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	INNV
Entity Common Stock, Shares Outstanding		46,241,230	40,545,545
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float				$ 2,980,911